Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
	Balance Sheet Line Item	As of December 31, 2020
Derivatives not designated as hedging instruments:
Foreign currency derivatives	Prepaid expenses and other current assets	$866
Total		$866

Schedule of consolidated statements of income of derivative instruments not designated as hedges
	Line Item in Statement of Income	Year ended December 31, 2020
Derivatives not designated as hedging instruments:
Foreign currency derivatives	Other income	$866
Gain on settlement of contingent consideration derivative	Other income	37,200
Total		$38,066